Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000272184 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Large Company Growth ETF
Class Name	Touchstone Large Company Growth ETF
Trading Symbol	TLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Large Company Growth ETF (“Fund”) for the period July 1, 2025 to June 30, 2026 and includes information on the Touchstone Large Company Growth Fund (the "Predecessor Fund") for the period prior to March 13, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Large Company Growth ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve long-term capital appreciation.
The Fund's performance was 3.01% for the reporting period.
During the period, the war in the Middle East did not have the significant negative economic impact many commentators worried about, especially given the global tailwind of artificial intelligence (AI) driven growth. However, it was difficult to measure how the swings in the market's perception of AI investment were impacting investor sentiment over the reporting period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
AI Bubble	Negative	Weakness in shares of companies investing heavily to support the AI build-out on concerns of overinvestment in AI infrastructure.
AI Software Disruption	Negative	The enterprise software sector and many consumer-facing Internet stocks have had market sell off over concerns that AI-powered solutions will replace the need for their technology.
Industrials	Positive	Manager’s stock selections and overweight versus Russell 1000® Growth Index contributed strongly to relative performance in the period.
During the reporting period, the Fund reduced certain positions because their large sizes allowed for modest trimming and enabled the initiation of new positions the manager believes would perform better in the current market environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV[1]	3.01%	8.95%	15.70%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Growth Index[3]	21.04%	12.78%	17.39%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Growth Index	17.71%	13.71%	18.58%
[1]
On March 13, 2026, the Touchstone Large Company Growth ETF acquired the assets and liabilities, and assumed the NAV, performance, financial and other historical information of the Touchstone Large Company Growth Fund (the “Predecessor Fund”), an open-end mutual fund. The Fund’s performance prior to March 13, 2026 is linked to the Predecessor Fund’s Institutional Class shares.

[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Growth Index which has similar investment objectives to the Fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/ETFs for the most recent performance information.
Net Assets	$ 136,135,501
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 960,971
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$136,135,501
Total number of portfolio holdings	33
Total advisory fees paid	$960,971
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	48.7%
Communication Services	19.9%
Industrials	16.5%
Consumer Discretionary	8.3%
Financials	3.9%
Health Care	2.3%
Short-Term Investment Fund	0.5%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective March 13, 2026. For more complete information, you may review the Fund's current prospectus, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. At a meeting held on August 14, 2025, the Board of Trustees approved an Agreement and Plan of Reorganization that provided for the conversion of the Touchstone Large Company Growth Fund (the “Target Fund”), a mutual fund series of the Touchstone Strategic Trust, from a mutual fund to an ETF through the reorganization of the Target Fund into Touchstone Large Company Growth ETF (the “Reorganization”). The Reorganization occurred after the close of business on March 13, 2026.

Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective March 13, 2026. For more complete information, you may review the Fund's current prospectus, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383.
Updated Prospectus Phone Number	1.833.368.7383
Updated Prospectus Web Address	touchstoneinvestments.com/ETFs